UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF EQUITY TRUST

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

FORM N-Q

JANUARY 31, 2016

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	January 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 8.6%
Automobiles - 2.1%
Ford Motor Co.	4,288	$51,199

Distributors - 1.1%
Genuine Parts Co.	328	28,264

Hotels, Restaurants & Leisure - 2.8%
McDonald’s Corp.	558	69,069

Internet & Catalog Retail - 0.1%
PetMed Express Inc.	92	1,658

Specialty Retail - 2.5%
L Brands Inc.	628	60,382

TOTAL CONSUMER DISCRETIONARY		210,572

CONSUMER STAPLES - 16.1%
Beverages - 2.6%
Coca-Cola Co.	1,496	64,208

Food & Staples Retailing - 2.9%
Wal-Mart Stores Inc.	1,076	71,403

Food Products - 2.5%
General Mills Inc.	1,096	61,935

Tobacco - 8.1%
Altria Group Inc.	1,082	66,121
Philip Morris International Inc.	714	64,267
Reynolds American Inc.	1,376	68,732

Total Tobacco		199,120

TOTAL CONSUMER STAPLES		396,666

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Exxon Mobil Corp.	730	56,830

FINANCIALS - 21.0%
Banks - 1.9%
FNB Corp.	642	7,736
Park National Corp.	14	1,234
People’s United Financial Inc.	1,814	26,067
Trustmark Corp.	188	4,068
Valley National Bancorp	748	6,583

Total Banks		45,688

Capital Markets - 2.7%
T. Rowe Price Group Inc.	790	56,050
Waddell & Reed Financial Inc., Class A Shares	406	11,141

Total Capital Markets		67,191

Insurance - 0.4%
Old Republic International Corp.	528	9,546

Real Estate Investment Trusts (REITs) - 14.7%
AG Mortgage Investment Trust Inc.	96	1,126
Agree Realty Corp.	48	1,772
Annaly Capital Management Inc.	4,942	46,949
Anworth Mortgage Asset Corp.	466	1,985
Apollo Commercial Real Estate Finance Inc.	200	3,180
Ares Commercial Real Estate Corp.	112	1,194
Blackstone Mortgage Trust Inc., Class A Shares	338	8,376
Capstead Mortgage Corp.	598	5,585
Chimera Investment Corp.	888	11,002
Columbia Property Trust Inc.	244	5,434
Corrections Corp. of America	442	12,734

See Notes to Schedule of Investments.

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - (continued)
CYS Investments Inc.	794	$5,471
Digital Realty Trust Inc.	448	35,876
EastGroup Properties Inc.	92	4,912
EPR Properties	140	8,393
Franklin Street Properties Corp.	224	2,186
Getty Realty Corp.	76	1,359
Highwoods Properties Inc.	372	15,732
Invesco Mortgage Capital Inc.	710	8,037
Liberty Property Trust	434	12,725
LTC Properties Inc.	96	4,275
MFA Financial Inc.	1,020	6,477
National Health Investors Inc.	132	8,010
National Retail Properties Inc.	552	23,703
New Residential Investment Corp.	1,396	15,900
New York Mortgage Trust Inc.	796	3,853
Orchid Island Capital Inc.	222	1,971
Pennymac Mortgage Investment Trust	456	6,179
Piedmont Office Realty Trust Inc., Class A Shares	562	10,403
Plum Creek Timber Co. Inc.	542	21,956
Potlatch Corp.	108	3,115
Select Income REIT	276	5,216
Senior Housing Properties Trust	1,118	16,189
Starwood Property Trust Inc.	1,156	22,010
Two Harbors Investment Corp.	1,350	10,260
WP Carey Inc.	160	9,320

Total Real Estate Investment Trusts (REITs)		362,865

Real Estate Management & Development - 0.0%
RMR Group Inc., Class A Shares	18	375	*

Thrifts & Mortgage Finance - 1.3%
New York Community Bancorp Inc.	1,732	26,811
Northwest Bancshares Inc.	320	4,023

Total Thrifts & Mortgage Finance		30,834

TOTAL FINANCIALS		516,499

HEALTH CARE - 5.2%
Biotechnology - 0.2%
PDL BioPharma Inc.	2,128	6,682

Health Care Equipment & Supplies - 0.1%
Meridian Bioscience Inc.	106	2,040

Pharmaceuticals - 4.9%
Johnson & Johnson	616	64,335
Pfizer Inc.	1,840	56,102

Total Pharmaceuticals		120,437

TOTAL HEALTH CARE		129,159

INDUSTRIALS - 14.6%
Commercial Services & Supplies - 2.5%
Waste Management Inc.	1,150	60,892

Electrical Equipment - 4.6%
Eaton Corp. PLC	1,108	55,965
Emerson Electric Co.	1,264	58,119

Total Electrical Equipment		114,084

Machinery - 4.7%
Cummins Inc.	588	52,855
Deere & Co.	804	61,916

Total Machinery		114,771

See Notes to Schedule of Investments.

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 2.8%
Fastenal Co.	1,306	$52,971
MSC Industrial Direct Co. Inc., Class A Shares	218	14,129
TAL International Group Inc.	296	3,339	*

Total Trading Companies & Distributors		70,439

TOTAL INDUSTRIALS		360,186

INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 0.5%
Cisco Systems Inc.	584	13,893

IT Services - 6.3%
International Business Machines Corp.	444	55,407
Paychex Inc.	1,080	51,689
Western Union Co.	2,674	47,704

Total IT Services		154,800

Software - 1.8%
CA Inc.	1,524	43,785

TOTAL INFORMATION TECHNOLOGY		212,478

MATERIALS - 2.2%
Chemicals - 2.2%
E.I. du Pont de Nemours & Co.	978	51,599
Innophos Holdings Inc.	104	2,778

TOTAL MATERIALS		54,377

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
Verizon Communications Inc.	1,362	68,059

UTILITIES - 18.0%
Electric Utilities - 10.6%
ALLETE Inc.	110	5,819
Duke Energy Corp.	872	65,662
Empire District Electric Co.	92	2,700
Entergy Corp.	714	50,394
Hawaiian Electric Industries Inc.	160	4,787
PPL Corp.	1,820	63,809
Southern Co.	1,372	67,118

Total Electric Utilities		260,289

Gas Utilities - 0.8%
Questar Corp.	734	14,966
South Jersey Industries Inc.	164	4,077

Total Gas Utilities		19,043

Multi-Utilities - 6.6%
Avista Corp.	132	4,888
CenterPoint Energy Inc.	1,904	34,024
Consolidated Edison Inc.	954	66,198
NiSource Inc.	1,576	33,112
SCANA Corp.	386	24,299

Total Multi-Utilities		162,521

TOTAL UTILITIES		441,853

TOTAL COMMON STOCKS (Cost - $2,491,404)		2,446,679

INVESTMENT IN UNDERLYING FUNDS - 0.3%
iShares Select Dividend ETF (Cost - $6,426)	90	6,702

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,497,830)		2,453,381

See Notes to Schedule of Investments.

LEGG MASON LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.1%
SSgA U.S. Government Money Market Fund, Class N (Cost - $3,203)	0.000%	3,203	$3,203

TOTAL INVESTMENTS - 99.8% (Cost - $2,501,033#)			2,456,584
Other Assets in Excess of Liabilities - 0.2%			5,076

TOTAL NET ASSETS - 100.0%			$2,461,660

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ETF	— Exchange Traded Fund
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund seeks to track the investment results of the QS Low Volatility High Dividend Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$2,446,679	—	—	$2,446,679
Investment in underlying funds	6,702	—	—	6,702

Total long-term investments	$2,453,381	—	—	$2,453,381

Short-term investments†	3,203	—	—	3,203

Total investments	$2,456,584	—	—	$2,456,584

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$46,990
Gross unrealized depreciation	(91,439)

Net unrealized depreciation	$(44,449)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Equity Trust

By	/s/ JANE TRUST_
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 22, 2016